Property of Plant and Equipment - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Interest and exchange rate differences capitalized	$ 1,119,369
Interest and exchange rate differences capitalized | %	7.00%
Impairment loss, property plant and equipment	$ 152,848	$ 1,429,348
Reversal of impairment loss	$ 245,289
Cement masonry cement and lime cash generating unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	13.43%
Impairment loss, cash generating unit	$ 152,848
Concrete cash generating unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	13.43%
Aggregates cash generating units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	13.30%
Rail services cash generating unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	14.20%
Impairment loss, cash generating unit	$ 1,184,059